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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 -----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 -----------------------------------
                 New York, NY 10019
                 -----------------------------------

                 -----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David Sorkin                New York, NY      May 17, 2010
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 41
                                        --------------------

Form 13F Information Table Value Total: $11,276,665
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       Number         Form 13F File Number                  Name
       ------         --------------------                  ----
         1                 28- 13533           KKR Investment Management LLC

Explanatory Notes:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

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                           FORM 13F INFORMATION TABLE

                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                        FOR QUARTER ENDED MARCH 31, 2010

Name of Issuer                Title of Class    CUSIP    Value (x Shrs or prn SH/ Put/Call Investment  Other     Voting Authority
--------------                --------------    -----    -------- ----------- --- -------- ----------  -----   ---------------------
                                                          $1000)      amt     PRN          Discretion Managers Sole   Shared    None
                                                          ------      ---     ---          ---------- -------- ----   ------    ----
                                                                                           SHARED-
AMERICAN INTL GROUP INC      UNIT 99/99/9999  026874115 511       50,000      SH           OTHER      1             50,000
                                                                                           SHARED-
AMGEN INC                    NOTE 0.125% 2/0  031162AN0 9,918     10,000,000  PRN          OTHER      1             10,000,000
                                                                                           SHARED-
AMGEN INC                    COM              031162100 2,992     50,000      SH    PUT    OTHER      1             50,000
                                                                                           SHARED-
AVAGO TECHNOLOGIES LTD*      SHS              Y0486S104 2,627,018 127,757,725 SH           OTHER                    127,757,725
                                                                                           SHARED-
BUNGE LIMITED                COM              G16962105 2,496     40,500      SH    CALL   OTHER      1             40,500
                                                                                           SHARED-
CAPITAL ONE FINL CORP        *W EXP 11/14/201 14040H139 4,476     108,100     SH           OTHER      1             108,100
                                                                                           SHARED-
CEPHALON INC                 NOTE 2.000% 6/0  156708AP4 3,004     2,000,000   PRN          OTHER      1             2,000,000
                                                                                           SHARED-
CHEMED CORP NEW              NOTE 1.875% 5/1  16359RAC7 2,284     2,500,000   PRN          OTHER      1             2,500,000
                                                                                           SHARED-
COVANTA HLDG CORP            COM              22282E102 167       10,000      SH    PUT    OTHER      1             10,000
                                                                                           SHARED-
DOLLAR GEN CORP NEW*         COM              256677105 7,567,768 299,713,583 SH           OTHER                    299,713,583
                                                                                           SHARED-
E M C CORP MASS              NOTE 1.750%12/0  268648AM4 10,370    8,500,000   PRN          OTHER      1             8,500,000
                                                                                           SHARED-
FPL GROUP INC (a)            COM              302571104 1,808     37,400      SH    PUT    OTHER      1             37,400
                                                                                           SHARED-
GREAT PLAINS ENERGY INC      UNIT 06/15/2042  391164803 1,904     30,000      SH           OTHER      1             30,000
                                                                                           SHARED-
HERTZ GLOBAL HOLDINGS INC    NOTE 5.250% 6/0  42805TAA3 8,489     6,000,000   PRN          OTHER      1             6,000,000
                                                                                           SHARED-
HOLOGIC INC                  FRNT 2.000%12/1  436440AA9 5,466     6,000,000   PRN          OTHER      1             6,000,000

                                                                                           SHARED-
HOLOGIC INC                  COM              436440101   278      15,000     SH    CALL   OTHER      1             15,000
                                                                                           SHARED-
HOLOGIC INC                  COM              436440101   8,211    442,900    SH    PUT    OTHER      1             442,900
                                                                                           SHARED-
HOSPITALITY PPTYS TR         NOTE 3.800% 3/1  44106MAK8   6,000    6,000,000  PRN          OTHER      1             6,000,000
                                                                                           SHARED-
INTEL CORP                   COM              458140100   849      38,100     SH           OTHER      1             38,100
                                                                                           SHARED-
INVACARE CORP                SDCV 4.125% 2/0  461203AD3   2,387    1,900,000  PRN          OTHER      1             1,900,000
                                                                                           SHARED-
JANUS CAP GROUP INC          COM              47102X105   713      49,900     SH           OTHER      1             49,900
                                                                                           SHARED-
JAZZ PHARMACEUTICALS INC*    COM              472147107   108,378  9,942,946  SH           OTHER                    9,942,946
                                                                                           SHARED-
MEDTRONIC INC                NOTE 1.500% 4/1  585055AL0   5,031    5,000,000  PRN          OTHER      1             5,000,000
                                                                                           SHARED-
MYLAN INC                    PFD CONV         628530206   13,686   10,000     SH           OTHER      1             10,000
                                                                                           SHARED-
NETAPP INC                   NOTE 1.750% 6/0  64110DAB0   6,940    5,900,000  PRN          OTHER      1             5,900,000
                                                                                           SHARED-
PIMCO ETF TR                 ENHAN SHRT MAT   72201R833   1,836    18,314     SH           OTHER      1             18,314
                                                                                           SHARED-
POWERSHARES ACTIVE MNG ETF T LOW DURAT PORT   73935B409   639      25,238     SH           OTHER      1             25,238
                                                                                           SHARED-
PRIMEDIA INC*                COM NEW          74157K846   89,484   26,012,715 SH           OTHER                    26,012,715
                                                                                           SHARED-
REGIONS FINANCIAL CORP NEW   COM              7591EP100   157      20,000     SH    PUT    OTHER      1             20,000
                                                                                           SHARED-
ROCKWOOD HLDGS INC*          COM              774415103   589,226  22,134,709 SH           OTHER                    22,134,709
                                                                                           SHARED-
SEALY CORP*                  COM              812139301   163,191  46,625,921 SH           OTHER                    46,625,921
                                                                                           SHARED-
SILVER STD RES INC (b)       COM              82823L106   2,722    153,000    SH    PUT    OTHER      1             153,000
                                                                                           SHARED-
SLM CORP                     COM              78442P106   3,343    267,000    SH    CALL   OTHER      1             267,000

                                                                                           SHARED-
SLM CORP                     COM              78442P106     6,211   496,100   SH    PUT    OTHER      1             496,100
                                                                                           SHARED-
STANLEY WKS (c)              COM              854616109     2,836   49,400    SH    CALL   OTHER      1             49,400
                                                                                           SHARED-
TAKE-TWO INTERACTIVE SOFTWAR NOTE 4.375% 6/0  874054AA7     3,901   3,250,000 PRN          OTHER      1             3,250,000
                                                                                           SHARED-
TEXAS CAPITAL BANCSHARES INC *W EXP 01/16/201 88224Q115     560     29,500    SH           OTHER      1             29,500
                                                                                           SHARED-
VIRGIN MEDIA INC             NOTE 6.500%11/1  92769LAB7     3,378   2,752,000 PRN          OTHER      1             2,752,000
                                                                                           SHARED-
WRIGHT MED GROUP INC         NOTE 2.625%12/0  98235TAA5     2,755   3,000,000 PRN          OTHER      1             3,000,000
                                                                                           SHARED-
WRIGHT MED GROUP INC         COM              98235T107     355     20,000    SH    PUT    OTHER      1             20,000
                                                                                           SHARED-
ZHONE TECHNOLOGIES INC NEW*  COM              98950P108     4,928   1,791,875 SH           OTHER                    1,791,875

------------------
* Positions held by one or more entities engaged in the private equity business.

(a) Includes two series of FPL Group Inc put options.

(b) Includes two series of Silver Std Res Inc put options.

(c) Includes two series of Stanley Wks call options.